DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 3) - Cash Flow Hedge [Member] - Interest rate risk [member] - CLP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		$ 190,131	$ 112,875
Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(118,193)	(385,626)
Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		71,938	(272,751)
Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		118,193	385,626
Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(190,131)	(112,875)
Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(71,938)	272,751
Due Within 1 Year [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		125,747	60,733
Due Within 1 Year [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(76,736)	(308,737)
Due Within 1 Year [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		49,011	(248,004)
Due Within 1 Year [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		76,736	308,737
Due Within 1 Year [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(125,747)	(60,733)
Due Within 1 Year [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(49,011)	248,004
Between 1 and 3 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		46,372	43,507
Between 1 and 3 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(35,994)	(60,515)
Between 1 and 3 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		10,378	(17,008)
Between 1 and 3 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		35,994	60,515
Between 1 and 3 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(46,372)	(43,507)
Between 1 and 3 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(10,378)	17,008
Between 3 and 6 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		13,311	7,757
Between 3 and 6 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(3,062)	(13,780)
Between 3 and 6 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		10,249	(6,023)
Between 3 and 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		3,062	13,780
Between 3 and 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(13,311)	(7,757)
Between 3 and 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(10,249)	6,023
Over 6 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		4,701	878
Over 6 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	[1]	(2,401)	(2,594)
Over 6 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		2,300	(1,716)
Over 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		2,401	2,594
Over 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		(4,701)	(878)
Over 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows		$ (2,300)	$ 1,716

[1]	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.